CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (23,240)	$ 8,323	$ (5,864)	$ 10,803	$ 8,311
Non-cash items included in net (loss) income:
Depreciation and amortization of property and equipment	9,938	12,141	26,398	20,782	16,768
Amortization of route and customer acquisition costs and location contracts acquired	11,130	8,927	17,975	14,681	9,792
Amortization of debt issuance costs	936	333	655	394	284
Contributed capital, professional service fees paid by shareholder			2,891	0	0
Stock option compensation	2,387	256	2,236	453	804
Loss (gain) on disposal of property and equipment	93	(47)	100	61	338
Loss on write-off of route and customer acquisition costs and route and customer acquisition costs payable	611	171	342	516	395
Loss on debt extinguishment			1,141	0	0
Remeasurement of contingent consideration	(2,432)	227	6,723	852	0
Payments on consideration payable	(1,548)	0
Accretion of interest on route and customer acquisition costs payable, contingent consideration, and contingent stock consideration	1,078	255	1,623	912	695
Deferred income taxes	(5,195)	0	4,081	4,300	1,519
Changes in operating assets and liabilities, net of acquisition of businesses:
Prepaid expenses and other current assets	1,105	(3,360)	(3,507)	(491)	(3,825)
Income taxes receivable	0	(1,050)	(1,804)	(1,436)	(667)
Route and customer acquisition costs	(585)	(1,271)	(5,438)	(3,719)	(2,778)
Route and customer acquisition costs payable	(69)	(714)	(1,342)	(956)	(1,354)
Accounts payable and accrued expenses	(11,319)	1,973	(405)	(2,649)	3,222
Consideration payable			0	(196)	0
Other assets	(174)	(81)	(240)	36	(407)
Net cash (used in) provided by operating activities	(17,284)	26,083	45,565	44,343	33,097
Cash flows from investing activities:
Purchases of property and equipment	(4,123)	(10,600)	(20,796)	(23,246)	(23,626)
Proceeds from the sale of property and equipment	121	52	121	1,173	259
Payments for location contracts acquired			0	(80)	(2,374)
Purchase of investment in convertible notes			(30,000)	0	0
Business and asset acquisitions, net of cash acquired			(100,857)	(51,394)	(45,129)
Net cash used in investing activities	(4,002)	(10,548)	(151,532)	(73,547)	(70,870)
Cash flows from financing activities:
Proceeds from term loan			240,000	46,250	0
Payments on term loan	(6,000)	(3,125)	(115,625)	(11,625)	(9,000)
Proceeds from delayed draw term loans	65,000	10,750	169,000	75,000	60,000
Payments on delayed draw term loans	(2,313)	(4,750)	(159,000)	(59,000)	(9,000)
Net proceeds (payments) on line of credit	(8,000)	(12,000)	(8,500)	3,000	18,500
Payments for debt issuance costs	(325)	0	(9,374)	(533)	0
Payments for repurchase of common shares			0	(3,343)	(123)
Proceeds from exercise of stock options and warrants	359	1,851	3,583	396	1,584
Payments on consideration payable	(4,004)	(452)	(2,321)	(814)	(351)
Payments on capital lease obligation	0	(531)	(531)	(3,276)	(2,729)
Net increase in outstanding checks in excess of bank balance			0	67	200
Proceeds from capital infusion in reverse recapitalization			27,030	0	0
Tax withholding on share-based payments			(5,121)	0	0
Net cash provided by (used in) financing activities	44,717	(8,257)	139,141	46,122	59,081
Net increase in cash and cash equivalents	23,431	7,278	33,174	16,918	21,308
Cash and cash equivalents:
Beginning of year	125,403	92,229	92,229	75,311	54,003
End of year	148,834	99,507	125,403	92,229	75,311
Supplemental disclosures of cash flow information:
Interest, net of amount of capitalized	6,678	5,263	12,024	8,719	6,224
Income taxes	0	1,759	1,759	1,594	0
Supplemental schedules of noncash investing and financing activities:
Purchases of property and equipment in accounts payable and accrued liabilities	$ 10,586	$ 2,186	11,501	2,243	1,050
Reclassification of contingent stock consideration from liabilities to equity			0	2,575	890
Acquisition of businesses and assets:
Total identifiable net assets acquired			119,178	63,745	65,119
Less cash acquired			(8,861)	(3,633)	(4,926)
Less contingent consideration			(7,216)	(5,350)	(595)
Less promissory note			(2,244)	(3,368)	0
Less common stock consideration			0	0	(10,794)
Less contingent stock consideration			0	0	(3,675)
Cash purchase price			$ 100,857	$ 51,394	$ 45,129